Long-term assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of intangible assets useful lives	Estimated useful lives are:

Years
Estimated useful lives
Trademarks	1 to 15
Customer lists	4 to 20

Movements in intangible assets and goodwill
Movements in intangible assets in 2020

	Goodwill	Licenses	Customer Lists	IRUs	Trademark	Other (i)	Total
	(US$ millions)
Opening balance, net	1,684	468	470	107	183	282	3,195
Change in scope	—	—	—	—	—	—	—
Additions	—	421	—	—	—	99	520
Amortization charge	—	(71)	(44)	(13)	(106)	(84)	(318)
Impairment	—	—	—	—	—	—	—
Disposals, net	—	—	—	14	—	—	13
Transfers	—	3	—	(18)	—	(1)	(16)
Exchange rate movements	(26)	49	(3)	(3)	—	(8)	10
Closing balance, net	1,659	870	423	86	77	289	3,403
Cost or valuation	1,659	1,305	630	196	323	840	4,953
Accumulated amortization and impairment	—	(435)	(207)	(111)	(246)	(550)	(1,550)
Net	1,659	870	423	86	77	289	3,403

Movements in intangible assets in 2019

	Goodwill	Licenses	Customer Lists	IRUs	Trademark	Other (i)	Total
	(US$ millions)
Opening balance, net	1,069	318	371	89	282	218	2,346
Change in scope (ii)	623	142	137	10	—	24	936
Additions	—	101	—	—	—	101	202
Amortization charge	—	(55)	(37)	(14)	(99)	(67)	(272)
Impairment	—	(8)	—	—	—	—	(8)
Disposals, net	—	—	—	—	—	—	—
Transfers	—	(5)	—	23	—	15	33
Transfer to/from held for sale	—	(18)	—	—	—	(3)	(21)
Exchange rate movements	(7)	(8)	(1)	—	—	(4)	(21)
Closing balance, net	1,684	468	470	107	183	282	3,195
Cost or valuation	1,684	926	688	214	325	809	4,647
Accumulated amortization and impairment	—	(458)	(218)	(107)	(142)	(527)	(1,451)
Net	1,684	468	470	107	183	282	3,195
(i) Other includes mainly software costs (ii) Restated as a result of the
Cash used for purchases of long-term assets
Cash used for intangible asset additions

	2020	2019	2018
	(US$ millions)
Additions	520	202	158
Change in accruals and payables for intangibles	(315)	(32)	(10)
Cash used for additions	202	171	148
Cash used for property, plant and equipment additions

	2020	2019	2018
	(US$ millions)
Additions	649	719	698
Change in advances to suppliers	(4)	1	2
Change in accruals and payables for property, plant and equipment	(22)	17	(25)
Finance leases(i)	(1)	(1)	(43)
Cash used for additions	622	736	632
(i)As a result of the application of IFRS 16 finance leases were reclassified to lease liabilities on January 1, 2019. See above in the "New and amended IFRS accounting standards" for further information.

Allocation of goodwill to cash generating units
Allocation of Goodwill to cash generating units (CGUs), net of exchange rate movements and after impairment

	2020	2019
	(US$ millions)
Panama (see note A.1.2.)(i)	907	907
El Salvador	194	194
Costa Rica	115	123
Paraguay	47	50
Colombia	173	181
Tanzania (see note E.1.6.)	12	12
Nicaragua (see note A.1.2)(i)	207	213
Other	3	3
Total	1,659	1,684
The most significant estimates used for the 2020 and 2019 impairment test are shown below:

CGU	Average EBITDA margin (%) (i)		Average CAPEX intensity (%) (i)		Perpetual growth rate (%)		WACC rate after tax (%)
	2020	2019	2020	2019	2020	2019	2020	2019
Bolivia	39.2	42.0	16.8	18.4	1.0	1.5	11.5	10.7
Colombia	35.7	34.1	17.7	17.7	2.0	1.9	8.3	8.6
Costa Rica	32.9	36.3	17.8	23.3	2.0	1.9	12.1	10.1
El Salvador	35.4	33.4	14.0	15.2	1.0	0.8	13.8	10.7
Nicaragua (see note A.1.2)	45.6	33.7	15.9	16.2	3.0	2.0	13.8	10.9
Panamá (see note A.1.2)	48.2	42.6	17.5	14.8	1.0	1.5	7.6	8.3
Paraguay	44.3	46.9	15.6	16.0	1.0	1.6	8.4	9.0
Tanzania	39.5	31.2	11.7	12.2	1.0	1.5	13.8	14.4
(i) Average is computed over the period covered by the plan.
Management performed a sensitivity analysis on key assumptions within the test. The following maximum increases or decreases, expressed in percentage points, were considered for all CGUs:

Reasonable changes in key assumptions (%)
Financial variables
WACC rates	+/-1
Perpetual growth rates	+/-1
Operating variables
EBITDA margin	+/-2
CAPEX intensity	+/-1
The sensitivity analysis shows a comfortable headroom between the recoverable amounts and the carrying values for all CGUs at December 31, 2020, except for El Salvador, Colombia and Nicaragua CGUs (the latter includes both the legacy fixed business and the recently acquired Telefonica's assets). The following changes in key assumptions would trigger a potential impairment, which would mainly be due to the current political and economic turmoil caused by the pandemic:

Changes in key assumptions that would trigger a potential impairment	CGU
	El Salvador	Colombia	Nicaragua
Financial variables
WACC rate	+86bps	+85bps	+57bps
Operating variables
Average EBITDA margin	-147bps	-160bps	-183bps

Schedule of property, plant and equipment and movements in tangible assets

Estimated useful lives	Duration
Buildings	40 years or lease period, if shorter
Networks (including civil works)	5 to 15 years or lease period, if shorter
Other	2 to 7 years
Movements in tangible assets in 2020

	Network Equipment (ii)	Land and Buildings	Construction in Progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,212	206	355	127	2,899
Additions	31	—	606	11	649
Disposals, net	31	(2)	(2)	(41)	(13)
Depreciation charge	(644)	(22)	—	(83)	(749)
Asset retirement obligations	17	2	—	—	19
Transfers	588	5	(644)	75	24
Transfer from/(to) assets held for sale (see note E.4)	1	1	—	—	3
Exchange rate movements	(62)	(5)	(7)	(2)	(77)
Closing balance, net	2,175	185	308	87	2,755
Cost or valuation	6,423	329	308	407	7,466
Accumulated amortization and impairment	(4,248)	(144)	—	(320)	(4,711)
Net at December 31, 2020	2,175	185	308	87	2,755

Movements in tangible assets in 2019

	Network equipment	Land and buildings	Construction in progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,149	175	284	156	2,764
Change in Scope (ii)	201	48	14	9	272
Additions	87	4	612	16	719
Impairments/reversal of impairment, net	—	—	—	1	1
Disposals, net	(8)	(1)	(6)	(3)	(19)
Depreciation charge	(588)	(13)	—	(110)	(711)
Asset retirement obligations	14	5	—	—	19
Transfers	444	4	(537)	64	(24)
Transfers from/(to) assets held for sale (see note E.4.)(iv)	(61)	(14)	(7)	(5)	(88)
Exchange rate movements	(25)	(2)	(6)	(1)	(34)
Closing balance, net	2,212	206	355	127	2,899
Cost or valuation	6,655	364	355	477	7,851
Accumulated amortization and impairment	(4,443)	(158)	—	(351)	(4,952)
Net at December 31, 2019	2,212	206	355	127	2,899
(i)    Other mainly includes office equipment and motor vehicles.
(ii)     Restated as a result of the finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).

Disclosure of movement in right of use assets
Movements in right of use assets in 2020

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Other network equipment	Capacity	Other	Total
	(US$ millions)
Opening balance, net	148	101	729	16	15	3	1,012
Change in scope	—	—	—	—	—	—	—
Additions	41	2	23	18	1	1	86
Modifications	9	10	(27)	(1)	—	—	(8)
Impairments	(1)	—	—	—	—	—	(1)
Disposals	(10)	(1)	—	(1)	—	—	(12)
Depreciation	(38)	(17)	(88)	(8)	(1)	(2)	(155)
Asset retirement obligations	—	1	—	—	—	(1)	—
Transfers	—	—	(2)	5	—	1	4
Exchange rate movements	(3)	(2)	(27)	—	—	—	(32)
Closing balance, net	147	93	607	31	14	2	895
Cost of valuation	206	127	839	42	18	6	1,238
Accumulated depreciation and impairment	(59)	(34)	(232)	(12)	(4)	(3)	(343)
Net at December 31, 2020	147	93	607	31	14	2	895
In early 2020, and following a change in regulation in Colombia, future lease payments for the use of certain public assets have been significantly decreased. This triggered a lease modification and a decrease of the related lease liabilities (and right-of-use assets) of approximately $45 million.
Except for the change above, there have been no other unusual significant events affecting lease liabilities (and right-of-use assets) during the year ended December 31, 2020.
Movements in right of use assets in 2019

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Capacity	Other network equipment	Other	Total
	(US$ millions)
Opening balance, net	154	67	623	—	9	4	856
Change in scope (i)	3	58	130	13	8	—	212
Additions	25	4	67	2	1	1	102
Modifications	6	(2)	7	—	—	—	11
Impairments	(1)	—	—	—	—	—	(1)
Disposals	(4)	(4)	(1)	—	—	—	(10)
Depreciation	(35)	(16)	(86)	—	(2)	(2)	(141)
Asset retirement obligations	—	—	—	—	—	—	—
Transfers	—	—	1	—	—	—	1
Transfers to/from assets held for sale	(1)	(5)	(3)	—	—	—	(9)
Exchange rate movements	—	(2)	(7)	—	—	—	(10)
Closing balance, net	148	101	729	15	16	3	1,012
Cost of valuation	181	119	905	18	19	8	1,250
Accumulated depreciation and impairment	(34)	(18)	(176)	(2)	(3)	(5)	(238)
Net at 31 December 2019	148	101	729	15	16	3	1,012
(i)     Restated as a result of the finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).

Schedule of assets and liabilities reclassified as held for sale
The following table summarizes the nature of the assets and liabilities reported under assets held for sale and liabilities directly associated with assets held for sale as at December 31, 2020 and 2019:

	December 31,
	2020	2019
	(US$ millions)
Assets and liabilities reclassified as held for sale ($ millions)
Towers Colombia (see note E.4.1.)	1	2
Towers El Salvador (see note E.4.1.)	—	1
Towers Zantel	—	1
Total assets of held for sale	1	5
Total liabilities directly associated with assets held for sale	—	—
Net assets held for sale / book value	1	5

Schedule of assets and liabilities disposed of
The assets and liabilities deconsolidated on the date of the disposal were as follows:

Assets and liabilities held for sale ($ millions)	June 26, 2019
Intangible assets, net	18
Property, plant and equipment, net	89
Right of use assets	9
Other non-current assets	8
Current assets	34
Cash and cash equivalents	9
Total assets of disposal group held for sale	168
Non-current financial liabilities	8
Current liabilities	131
Total liabilities of disposal group held for sale	140
Net assets held for sale at book value	28

Schedule of discontinued operations
Results from discontinued operations

	December 31
	2020	2019	2018
	(US$ millions)
Revenue	—	50	189
Cost of sales	—	(14)	(51)
Operating expenses	(4)	(29)	(83)
Other expenses linked to the disposal of discontinued operations	(9)	(10)	(10)
Depreciation and amortization	—	(11)	(27)
Other operating income (expenses), net	—	—	(9)
Gain/(loss) on disposal of discontinued operations	—	74	(29)
Operating profit (loss)	(12)	61	(21)
Interest income (expense), net	—	(2)	(6)
Other non-operating (expenses) income, net	—	—	(2)
Profit (loss) before taxes	(12)	59	(29)
Credit (charge) for taxes, net	—	(2)	(4)
Net profit/(loss) from discontinuing operations	(12)	57	(33)
Cash flows from discontinued operations

	December 31
	2020	2019	2018
	(US$ millions)
Cash from (used in) operating activities, net	—	(8)	(38)
Cash from (used in) investing activities, net	—	5	8
Cash from (used in) financing activities, net	—	7	11